Equity Compensation Plan	6 Months Ended
Jun. 30, 2024
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
8.	Equity Compensation Plan
Details of the Company’s equity compensation plan (the “Plan”) are discussed in Note 10 of the 2023 Consolidated Financial Statements and are supplemented by the below new transactions in the six-month
period ended June 30, 2024.
In April 2024, the Company granted (1) 426,253 of restricted shares of common stock under the Plan to the Company’s CEO, Interim CFO, non-executive
members of the Board of Directors of the Company and employees of the Manager, and (2) options to acquire up to 111,000 of common stock under the Plan to the Company’s CEO, Interim CFO and non-executive
members of the Board of Directors of the Company. 50% of these restricted shares and options vest in April 2025 and the remaining 50% vest in April 2026.
In April 2024, the Company’s 2024 Equity Compensation Plan, was adopted, under which awards can be made totaling in aggregate up to 10% of the number of shares of common stock outstanding at the time any award is granted.
The related expense for shares granted for the
six-month
periods ended June 30, 2023 and 2024, amounted to $1,091,189 and $1,895,372, respectively, and is included under general and administration expenses in the unaudited interim condensed consolidated statements of comprehensive income.
The unrecognized cost for the
non-vested
shares granted as of December 31, 2023 and June 30, 2024 amounted to $2,370,009 and $2,326,565, respectively. On June 30, 2024, the weighted-average period over which the total compensation cost related to non-vested
awards not yet recognized is expected to be recognized is 1.2 years.
The unrecognized cost for the
non-vested
options granted as of December 31, 2023 and June 30, 2024 amounted to $629,351 and $610,097, respectively. On June 30, 2024, the weighted-average period over which the total compensation cost related to non-vested
options not yet recognized is expected to be recognized is 1.1 years.